Segment Reporting - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Net revenue	$ 29,880	$ 29,333
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	26,362	26,071
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 3,518	$ 3,262